Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 15, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015	Nov. 29, 2022	May 31, 2021
2015 Public Warrants
Class of Warrant or Right [Line Items]
Purchase price for warrants (in USD per share)				$ 0.50
Purchase price for warrants				$ 9,750
Warrants repurchased and canceled (in shares)			3,055,000
Warrants repurchased and canceled			$ 25,500
Warrants exercised (in shares)			9,655,000
Issuance of common stock from the exercise of warrants (in shares)			2,939,898
Warrants outstanding (in shares)						0
2018 Warrants
Class of Warrant or Right [Line Items]
Warrants repurchased and canceled (in shares)		33,965	254,373
Warrants repurchased and canceled		$ 600	$ 2,900
Warrants exercised (in shares)		4,011,665	5,397,695
Issuance of common stock from the exercise of warrants (in shares)		2,590,940	2,835,968
Warrants outstanding (in shares)					0
Number of shares which can be exchanged per warrant (in shares)	1
Warrant exercise price (in USD per share)	$ 15.50
Warrants expired (in shares)					32,543
2018 Warrants | ModSpace | Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Purchase price paid in stock (in shares)	10,000,000